CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock Previously Reported [Member]	Common Stock Adjustment [Member]	Common Stock	Additional Paid-in Capital Previously Reported [Member]	Additional Paid-in Capital Adjustment [Member]	Additional Paid-in Capital	Stockholders' Accumulated Deficit Cumulative Effect, Adjustment	Stockholders' Accumulated Deficit Previously Reported [Member]	Stockholders' Accumulated Deficit	Redeemable Convertible Preferred Previously Reported [Member]	Redeemable Convertible Preferred Adjustment [Member]	Cumulative Effect, Adjustment	Previously Reported [Member]	Adjustment [Member]	Total
Balances, at Beginning of period at Dec. 31, 2019		$ 3,000	$ 3,000	$ 5,552,000	$ 37,979,000	$ 43,531,000	$ 22,000	$ (43,164,000)	$ (43,164,000)			$ 22,000	$ (37,612,000)	$ 37,982,000	$ 370,000
Balances, at Beginning of period (in shares) at Dec. 31, 2019	3,254,478	24,033,725	27,288,203
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series C redeemable convertible preferred stock						1,306,000									1,306,000
Issuance of Series C redeemable convertible preferred stock (in shares)			410,803
Issuance in connection with the redemption of convertible debt and cash purchase of redeemable Series C convertible preferred stock						3,984,000									3,984,000
Issuance in connection with the redemption of convertible debt and cash purchase of redeemable Series C convertible preferred stock (in shares)			3,692,809
Issuance of Series C warrants beneficial conversion feature						3,071,000									3,071,000
Exercise of stock options						86,000									86,000
Exercise of stock options (in shares)			1,557,692
Stock-based compensation expense						275,000									275,000
Redemption of convertible notes payable						1,844,000									1,844,000
Net loss									(37,653,000)						(37,653,000)
Balances, at End of period at Dec. 31, 2020		$ 3,000	$ 3,000	$ 10,828,000	$ 43,269,000	54,097,000		$ (80,795,000)	(80,795,000)				$ (69,967,000)	$ 43,272,000	(26,695,000)
Balances, at End of period (in shares) at Dec. 31, 2020	4,910,555	28,038,952	32,949,507
Balances, at Beginning of period at Dec. 31, 2019										$ 37,982,000	$ (37,982,000)
Balances, at Beginning of period (in shares) at Dec. 31, 2019										25,757,260	(25,757,260)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance in connection with the redemption of convertible debt and cash purchase of redeemable Series C convertible preferred stock						3,984,000									3,984,000
Issuance of Series C warrants beneficial conversion feature						3,071,000									3,071,000
Stock-based compensation expense						275,000									275,000
Redemption of convertible notes payable						1,844,000									1,844,000
Net loss									(37,653,000)						(37,653,000)
Balances, at End of period at Dec. 31, 2020										$ 43,272,000	$ (43,272,000)
Balances, at End of period (in shares) at Dec. 31, 2020										30,120,057	(30,120,057)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Warrants						646,000									646,000
Exercise of Common Warrants (in shares)			69,232
Issuance of Series C redeemable convertible preferred stock						14,068,000									14,068,000
Issuance of Series C redeemable convertible preferred stock (in shares)			1,756,525
Business Combination and PIPE Financing			$ 4,000			109,801,000									109,805,000
Business Combination and PIPE Financing (in shares)			37,843,390
Warrants issued in connection the Convertible Note						14,522,000									14,522,000
Issuance of Series C warrants beneficial conversion feature						433,000									433,000
Exercise of stock options			$ 1,000			574,000									$ 575,000
Exercise of stock options (in shares)			1,282,820												1,282,820
Vesting of restricted stock units (in shares)			105,780
Stock-based compensation expense						2,538,000									$ 2,538,000
Redemption of convertible notes payable			$ 1,055,388			10,089,000									10,089,000
Net loss									(100,769,000)						(100,769,000)
Balances, at End of period at Dec. 31, 2021			$ 8,000			206,768,000			(181,564,000)						25,212,000
Balances, at End of period (in shares) at Dec. 31, 2021			75,062,642
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of Common Warrants						646,000									646,000
Issuance of Series C warrants beneficial conversion feature						433,000									433,000
Stock-based compensation expense						2,538,000									2,538,000
Redemption of convertible notes payable			$ 1,055,388			$ 10,089,000									10,089,000
Net loss									$ (100,769,000)						$ (100,769,000)